Prepaids and other current assets	12 Months Ended
May 31, 2019
Prepaids and other current assets
Prepaids and other current assets

5.      Prepaids and other current assets

Prepaids and other current assets are comprised of:

	May 31,	May 31,
	2019	2018
Sales tax receivable	$7,583	$10,840
Accrued interest	2,779	831
Prepaid assets	10,696	1,720
Other	2,333	993
	$23,391	$14,384